Financial Instruments-Non Recurring Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Vessels held for sale	$ 39,750	$ 0
Vessels held and used	16,322	0
Vessels, net	0	103,863
Deferred charges	178	1,137
Goodwill	0	4,365
Total	56,250	109,365
[FairValueInputsLevel1Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	0	0
Vessels held and used	0	0
Vessels, net	0	0
Deferred charges	0	0
Goodwill	0	0
Total	0	0
[FairValueInputsLevel2Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	0	0
Vessels held and used	0	0
Vessels, net	0	0
Deferred charges	0	0
Goodwill	0	0
Total	0	0
[FairValueInputsLevel3Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	39,750	0
Vessels held and used	16,322	0
Vessels, net	0	103,863
Deferred charges	178	1,137
Goodwill	0	4,365
Total	$ 56,250	$ 109,365